Basis of Presentation and Consolidation (Details) $ in Millions	3 Months Ended
Mar. 31, 2017 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cumulative-effect adjustment to net operating loss from adoption of new accounting pronouncement	$ 5